Equity - Dividends and Allocation of Net Income (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020 $ / shares
Shareholders equity details [abstract]
Legal reserve as percentage of net income	(5.00%)
Statutory reserve as percentage of net income	(50.00%)
Total allocation per share	$ 0.44